Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 28, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash			$ 91,407
Money market funds			230,000,000
Offering costs	$ 13,114,249
Offering costs related to warrant liabilities			520,319
Underwriters discount	4,000,000
Deferred underwriters discount	8,650,000
Other offering expenses	$ 464,249
Warrant liabilities			$ 520,319
Purchase of shares (in Shares)			17,500,000
Federal depository insurance			$ 250,000
Blade Therapeutics, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash				$ 200,000
Deferred transaction costs			$ 1,500,000
Rate of net operating losses			80.00%
Income taxes, description			The carryover period for any net operating losses that are suspended under this provision will be extended.
Research and development			$ 4,000,000
Minimum [Member] | Blade Therapeutics, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Wages percent		50.00%
Wages limit		$ 10,000
Maximum [Member] | Blade Therapeutics, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Wages percent		70.00%
Wages limit		$ 10,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 13,114,249